Income Tax	12 Months Ended
Mar. 31, 2023
Income Tax [Abstract]
INCOME TAX

NOTE 5 — INCOME TAX

Income tax consist of the following for the year ended March 31, 2023:

	For the year ended March 31, 2023	For the year ended March 31, 2022
	(US$)	(US$)
Current tax expenses	$387,407.00	$1,117,861
Deferred tax (benefit) / expense	135,640.00	(537,915)
Income tax expense	$523,047.00	$579,946

Consolidated statement of comprehensive income

	For the year ended March 31, 2023	For the year ended March 31, 2022
	(US$)	(US$)
Deferred tax related to item charged directly to equity:
Net loss/(gain) on translations of foreign subsidiaries	$(72,663)	$(253,425)
Total	$(72,663)	$(253,425)

Deferred tax related to the translations of foreign operations consists of Lytus Technologies Private Limited and Sri Sai from INR to USD have been calculated at the rate of the jurisdiction in which a subsidiary situated i.e. in India (at the rate of 25.17% for the years ended March 31, 2023 and 2022, respectively).

Accounting for Income Taxes

British Virgin Islands

Under the current laws of BVI, Lytus Technology Holdings Ptv. Ltd. is not subject to tax on income or capital gains. In addition, payments of dividends by the Company to their shareholders are not subject to withholding tax in the BVI.

India (subsidiary in India)

Income tax expense represents the sum of the current tax and deferred tax.

The charge for current tax is based on the result for the period adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the reporting date.

Current and deferred tax is recognized in the income statement unless the item to which the tax relates was recognized outside the income statement being other comprehensive income or equity. The tax associated with such an item is also recognized in other comprehensive income or equity respectively.

	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Accounting profit before tax	$(1,112,790)	$176,911
Less: Net loss of the Lytus BVI and non-taxable loss / (profit) of GHSI	(3,134,953)	(1,421,362)
Net Accounting profit	2,022,163	1,598,273
At Indian statutory income tax rate of 25.17%	508,979	402,286
Accelerated tax depreciation	(139,328)	537,958)
Others mainly timing differences	8,038	-
Non-deductible expenses net	-	177,708
Exchange differences	9,718	(91)
Current income tax expense reported on consolidated statements of profit or loss and other comprehensive income	$387,407	1,117,861

Reflected in the financial statement of financial position as follows:

	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Opening balance	$3,305,308	2,313,098
Acquired in business combination (Refer Note 23)	121,319	-
Current income tax accrual	387,407	$1,117,861
Adjustment on account of modification	(3,399,850)
Exchange rate difference	(15,010)	(103,837)
Taxes paid/adjustments	—	—
Reversed on deconsolidation of a subsidiary	-	(21,814)
Closing balance of current income taxes payables	$399,174	$3,305,308

Deferred tax

Deferred tax relates to the following temporary differences:

	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Deferred tax assets
Acquired in business combination	$—	$—
Accelerated depreciation on tangible and intangible assets	—	—
Temporary timing differences	(22,878)	22,878
Foreign currency translations of foreign subsidiary	126,624	103,746
Exchange rate difference	—	—
On change of rates from 22.88% to 25.17%	—	—
Total deferred tax assets	$103,746	$126,624
Deferred tax liabilities
Accelerated depreciation on tangible and intangible assets	$1,625,271	$1,599,108
Acquired in business combination	295,177	—
Temporary differences	9,929	—
On translations of foreign subsidiary operations	72,663	—
Reversed in deconsolidation/Modification of contracts	(1,533,644)	—
Exchange rate difference	8,963	(65,465)
Total deferred tax liabilities	$478,359	$1,533,643

Reconciliation of deferred tax (liabilities)/asset net:

	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Opening balance	$(1,407,020)	$(1,689,279)
Tax expense during the period recognised in profit & loss	(135,640)	537,958
Exchange rate difference	(37,613)	73,149
Tax expenses during the period recognised in other comprehensive income	72,663	(253,425)
Temporary timing differences	(9,929)	—
Reversed on deconsolidation of a subsidiary	1,510,767	(75,423)
Acquired in business combination	(295,177)	—
Total deferred tax (liabilities)/assets net	$(374,613)	$(1,407,020)